Administrative expenses - Summary of Administrative Expenses (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Administrative Expenses [Abstract]
Depreciation, right-of-use assets	$ 1,026	$ 1,273	$ 0